Fair Value Measurements - Schedule of Changes in Level 3 Liabilities Measured at Fair Value (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 23,231,938	$ 3,794,153
Conversion of warrant liabilities	(51,325,017)
Fair value adjustments for warrant liabilities	33,172,886
Change in fair value of derivative liability		(5,921,409)	(482,666)
Reclassification of derivative liability		92,601
Fair value of warrant liability associated with convertible notes		25,266,593
Ending balance	$ 5,079,807	$ 23,231,938	3,794,153
January 19, 2015 [Member]
Fair value of derivative liability on date of issuance			952,600
April 20, 2015 [Member]
Fair value of derivative liability on date of issuance			2,843,811
April 20, 2015 [Member]
Fair value of derivative liability on date of issuance			537,152
October 15, 2015 [Member]
Cashless warrants exercise related to derivative liability			$ (56,744)